Shareholders' equity (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 16, 2025
IfrsStatementLineItems [Line Items]
Interest on shareholders equity	R$ 4,000,000	R$ 4,000,000
Interest on shareholders equity	R$ 3,500,000
Other equity interest [member]
IfrsStatementLineItems [Line Items]
Approval date	Mar. 19, 2024
Payment date	Apr. 22, 2024
Interest on shareholders equity	R$ 200,000
Other Equity Interest One [Member]
IfrsStatementLineItems [Line Items]
Approval date	Jun. 14, 2024
Payment date	Jul. 23, 2024
Interest on shareholders equity	R$ 300,000
Other Equity Interest Two [Member]
IfrsStatementLineItems [Line Items]
Approval date	Sep. 17, 2024
Payment date	Oct. 23, 2024
Interest on shareholders equity	R$ 300,000
Other Equity Interest Three [Member]
IfrsStatementLineItems [Line Items]
Approval date	Dec. 17, 2024
Payment date	Jan. 23, 2025
Interest on shareholders equity	R$ 650,000
Other Equity Interest Four [Member]
IfrsStatementLineItems [Line Items]
Approval date	Feb. 10, 2025
Interest on shareholders equity	R$ 2,050,000
Other Equity Interest Four One [Member]
IfrsStatementLineItems [Line Items]
Payment date	Apr. 22, 2025
Other Equity Interest Four Two [Member]
IfrsStatementLineItems [Line Items]
Payment date	Jul. 23, 2025
Other Equity Interest Four Three [Member]
IfrsStatementLineItems [Line Items]
Payment date	Oct. 23, 2025
Other Equity Interest Five [Member]
IfrsStatementLineItems [Line Items]
Approval date	Feb. 10, 2025
Payment date	Apr. 22, 2025
Interest on shareholders equity	R$ 200,000
Other Equity Interest Six [Member]
IfrsStatementLineItems [Line Items]
Approval date	Mar. 24, 2025
Payment date	Apr. 30, 2026
Interest on shareholders equity	R$ 490,000
Other Equity Interest Seven [Member]
IfrsStatementLineItems [Line Items]
Approval date	May 05, 2025
Payment date	Jul. 23, 2025
Interest on shareholders equity	R$ 300,000
Other Equity Interest Eight [Member]
IfrsStatementLineItems [Line Items]
Approval date	Jul. 22, 2025
Payment date	Oct. 21, 2025
Interest on shareholders equity	R$ 320,000
Other Equity Interest Nine [Member]
IfrsStatementLineItems [Line Items]
Approval date	Sep. 23, 2025
Payment date	Jan. 21, 2026
Interest on shareholders equity	R$ 480,000
Other Equity Interest Ten [Member]
IfrsStatementLineItems [Line Items]
Approval date	Dec. 16, 2025
Payment date	Jun. 30, 2026
Interest on shareholders equity	R$ 420,000
Other Equity Interest Eleven [Member]
IfrsStatementLineItems [Line Items]
Approval date	Dec. 16, 2025
Payment date	Dec. 30, 2025
Interest on shareholders equity	R$ 1,790,000